SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Sales and marketing, Advertising costs and Government subsidy income and Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Selling and marketing expenses	¥ 224,565	$ 35,239	¥ 344,284	¥ 2,343,428
Cost of goods sold	59,088		1,228
Government grants received	¥ 437		¥ 27,440	¥ 33,665
Maximum
Remaining lease terms	3 years	3 years